UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brenner West Capital Advisors, LLC
Address:  110 East 42nd Street
          Suite 1419
          New York, New York  10017

Form 13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig Nerenberg
Title:  Managing Member
Phone:  (212) 801-1255

Signature, Place, and Date of Signing:

/s/ Craig Nerenberg       New York, New York       February 17, 2009
     [Signature]             [City, State]             [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $58,950 (in thousands)

List of Other Included Managers:


* Messrs. Craig Nerenberg and Joshua Kaufman are the investment managers of Brenner West Capital Advisors, LLC, which has investment discretion over the investment portfolios reported herein.

                                  Title of               Mkt Value  SH/PRN   SH/ PUT/ Invest  Other     Voting Authority
Name of Issuer                     Class         CUSIP   (x1,000)   Amount   PRN CALL  Disc  Managers   Sole    Shared None
AFC ENTERPRISES INC           Common           00104Q107     7,084 1,510,513 SH       Shared          1,510,513
ALLEGHENY ENERGY INC          Common           017361106     1,693    50,000 SH  CALL Shared             50,000
ATLAS AIR WORLDWIDE HLDGS INC Com New          049164205     1,512    80,000 SH       Shared             80,000
BLACKBOARD INC                NOTE 3.250% 7/0  091935AA4     1,237 1,506,000 PRN      Shared          1,506,000
CALLIDUS SOFTWARE INC         Common           13123E500     5,219 1,745,600 SH       Shared          1,745,600
CORRECTIONS CORP OF AMERICA   Com New          22025Y407     4,011   245,145 SH       Shared            245,145
GENTEK INC                    Com New          37245X203     8,200   544,819 SH       Shared            544,819
GRIFFON INC                   NOTE 4.000% 7/1  398433AC6     4,820 5,420,000 PRN      Shared          5,420,000
LAWSON SOFTWARE INC NEW       NOTE 2.500% 4/1  52078PAA0     3,111 4,000,000 PRN      Shared          4,000,000
PROSHARES TR                  PSHS Real Estat  74347R552       507    10,000 SH       Shared             10,000
REIS INC                      Common           75936P105     1,747   349,494 SH       Shared            349,494
SCHOOL SPECIALTY INC          NOTE 3.750% 8/0  807863AE5     3,137 3,974,000 PRN      Shared          3,974,000
SUNPOWER CORP                 DBCV 0.750% 8/0  867652AB5     4,134 5,500,000 PRN      Shared          5,500,000
TYLER TECHNOLOGIES INC        Common           902252105     1,777   148,321 SH       Shared            148,321
VIACOM INC NEW                CL B             92553P201     6,957   365,000 SH       Shared            365,000
VIRGIN MEDIA INC              Common           92769L101     1,397   280,000 SH       Shared            280,000
VORNADO RLTY L P              DBCV 3.625% 11/1 929043AE7     2,407 3,000,000 PRN      Shared          3,000,000
                                                            58,950